Credit Quality Assessment (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Loan and Lease Losses [Table Text Block]
The following table provides information on the activity in the allowance for credit losses by the respective loan portfolio segment for the years ended December 31, 2014 and 2013:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$122	$200	$34	$131	$541	$1,464	$14	$2,506
Charge-offs	-	-	-	-	(160)	(2,054)	(5)	(2,219)
Recoveries	-	1	-	-	4	55	-	60
Provision for credit losses	52	71	21	29	177	2,901	4	3,255
Ending balance	$174	$272	$55	$160	$562	$2,366	$13	$3,602

Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	60	-	-	-	-	483	-	543
collectively evaluated for impairment	108	271	25	142	502	1,745	13	2,806
Acquired Loans:
individually evaluated for impairment	-	-	30	-	-	55	-	85
collectively evaluated for impairment	6	1	-	18	60	83	-	168

Loans:
Legacy Loans:
Ending balance	56,490	58,904	11,006	85,824	100,589	113,176	1,485	427,474
individually evaluated for impairment	1,144	308	-	-	2,700	2,073	-	6,225
collectively evaluated for impairment	55,346	58,596	11,006	85,824	97,889	111,103	1,485	421,249
Acquired Loans:
Ending balance	7,668	29,389	8,295	27,002	23,369	26,493	3,227	125,443
individually evaluated for impairment	-	411	57	-	-	405	92	965
collectively evaluated for impairment	7,668	28,978	8,238	27,002	23,369	26,088	3,135	124,478

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$127	$204	$22	$650	$505	$1,227	$29	$2,764
Charge-offs	-	(183)	-	-	(375)	(759)	-	(1,317)
Recoveries	-	-	-	-	29	80		109
Provision for credit losses	(5)	179	12	(519)	382	916	(15)	950
Ending balance	$122	$200	$34	$131	$541	$1,464	$14	$2,506

Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	-	3	-	-	-	256	-	259
collectively evaluated for impairment	122	197	34	131	541	1,208	14	2,247
Acquired Loans:
individually evaluated for impairment	-	-	-	-	-	-	-	-
collectively evaluated for impairment	-	-	-	-	-	-	-	-

Loans:
Legacy Loans:
Ending balance	44,767	38,747	8,220	79,623	99,933	96,518	1,153	368,961
individually evaluated for impairment	-	331	-	-	2,984	2,975	-	6,290
collectively evaluated for impairment	44,767	38,416	8,220	79,623	96,949	93,543	1,153	362,671
Acquired Loans:
Ending balance	6,117	502	46	10,710	13,626	3,892	21	34,914
individually evaluated for impairment	-	-	-	-	-	-	-	-
collectively evaluated for impairment	6,117	502	46	10,710	13,626	3,892	21	34,914

Financing Receivable Credit Quality Indicators [Table Text Block]
Credit risk profile by portfolio segment based upon internally assigned risk assignments are presented below:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$55,346	$58,439	$10,932	$85,580	$97,889	$111,312	$1,485	$420,983
Special mention	-	-	-	-	-	-	-	-
Substandard	1,144	465	74	244	2,700	1,864	-	6,491
Doubtful	-	-	-	-	-	-	-	-
Total	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Not classified	$7,668	$28,431	$8,238	$27,002	$23,369	$26,088	$3,135	$123,931
Special mention	-	-	-	-	-	-	-	-
Substandard	-	546	-	-	-	-	-	546
Doubtful	-	412	57	-	-	405	92	966
Total	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$44,767	$38,416	$8,220	$79,623	$99,675	$93,925	$1,153	$365,779
Special mention	-	-	-	-	-	-	-	-
Substandard	-	331	-	-	258	2,593	-	3,182
Doubtful	-	-	-	-	-	-	-	-
Total	$44,767	$38,747	$8,220	$79,623	$99,933	$96,518	$1,153	$368,961

Acquired Loans:
Not classified	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914

Past Due Financing Receivables [Table Text Block]
An aged analysis of past due loans is as follows:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$55,346	$58,122	$10,932	$85,824	$100,439	$108,451	$1,480	$420,594
Accruing loans past due:
31-59 days past due	-	-	-	-	-	-	5	5
60-89 days past due	-	316	74	-	-	2,816	-	3,206
Greater than 90 days past due	-	158	-	-	150	244	-	552
Total past due	$-	$474	$74	$-	$150	$3,060	$5	$3,763

Non-accrual loans	1,144	308	-	-	-	1,665	-	3,117

Total loans	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Accruing loans current	$7,390	$28,731	$8,186	$27,002	$23,369	$25,738	$3,135	$123,551
Accruing loans past due:
31-59 days past due	-	247	52	-	-	54	-	353
60-89 days past due	-	-	-	-	-	24	-	24
Greater than 90 days past due	278	-	-	-	-	327	-	605
Total past due	$278	$247	$52	$-	$-	$405	$-	$982

Non-accrual loans	-	411	57	-	-	350	92	910
Total loans	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$44,767	$37,523	$8,220	$79,623	$99,516	$93,235	$1,153	$364,037
Accruing loans past due:
31-59 days past due	-	570	-	-	-	150	-	720
60-89 days past due	-	323	-	-	-	244	-	567
Greater than 90 days past due	-	-	-	-	159	296	-	455
Total past due	$-	$893	$-	$-	$159	$690	$-	$1,742
Non-accrual loans	-	331	-	-	258	2,593	-	3,182
Total loans	$44,767	$38,747	$8,220	$79,623	$99,933	$96,518	$1,153	$368,961

Acquired Loans:
Accruing loans current	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914
Accruing loans past due:
31-59 days past due	-	-	-	-	-	-	-	-
60-89 days past due	-	-	-	-	-	-	-	-
Greater than 90 days past due	-	-	-	-	-	-	-	-
Total past due	$-	$-	$-	$-	$-	$-	$-	$-

Non-accrual loans	-	-	-	-	-	-	-	-

Total loans	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914

Impaired Financing Receivables [Table Text Block]
The impaired loans for the years ended December 31, 2014 and 2013 are as follows:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	1,144	308	-	-	2,700	2,073	-	6,225
With an allowance recorded	334	-	-	-	-	690	-	1,024
With no related allowance recorded	810	308	-	-	2,700	1,383	-	5,201
Related allowance	60	-	-	-	-	483	-	543
Unpaid principal	1,144	308	-	-	2,700	2,127	-	6,279
Average balance of impaired loans	1,108	329	-	-	2,713	2,558	-	6,708
Interest income recognized	37	18	-	-	166	167	-	388

Acquired Loans:

Recorded investment	-	411	57	-	-	405	92	965
With an allowance recorded	-	-	57	-	-	55	-	112
With no related allowance recorded	-	411	-	-	-	350	92	853
Related allowance	-	-	30	-	-	55	-	85
Unpaid principal	-	565	83	-	530	825	327	2,330
Average balance of impaired loans	-	568	83	-	560	829	379	2,419
Interest income recognized	-	-	-	-	-	-	-	-

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	-	331	-	-	2,984	2,975	-	6,290
With an allowance recorded	-	331	-	-	258	677	-	1,266
With no related allowance recorded	-	-	-	-	2,726	2,298	-	5,024
Related allowance	-	4	-	-	31	224	-	259
Unpaid principal	-	331	-	-	2,984	2,978	-	6,293
Average balance of impaired loans	-	333	-	-	2,994	3,706	-	7,033
Interest income recognized	-	15	-	-	208	120	-	343

The following table outlines the acquired impaired loans as of December 31, 2014:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Acquired Impaired Loans:
Substandard
Contractual payment receivable	$-	$553	$-	$-	$-	$-	$-	$553
Non-Accretable adjustment	-	-	-	-	-	-	-	-
Cash flow expected	-	553	-	-	-	-	-	553
Accretable yield	-	7	-	-	-	-	-	7
Loan receivable	$-	$546	$-	$-	$-	$-	$-	$546

Doubtful
Contractual payment receivable	$-	$565	$83	$-	$530	$825	$328	$2,331
Non-Accretable adjustment	-	50	11	-	530	329	198	1,118
Cash flow expected	-	515	72	-	-	496	130	1,213
Accretable yield	-	103	15	-	-	91	38	247
Loan receivable	$-	$412	$57	$-	$-	$405	$92	$966

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The trouble debt restructured loans (“TDRs”) at December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Legacy Loans:
Residential real estate - first lien	1	$308	-	$-	$308
Residential real estate - junior lien	-	-	-	-	-
Commercial loans	6	723	1	226	949
	7	$1,031	1	$226	$1,257

	December 31, 2013
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Commercial real estate non-owner occupied	-	$-	-	$-	$-
Commercial loans	6	861	-	-	861
	6	$861	-	$-	$861

Summary of Troubled Debt Restructuring Outstanding and Performance [Table Text Block]
A summary of TDR modifications outstanding and performance under modified terms are as follows:

	December 31, 2014
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Legacy Loans:
Residential real estate - first lien
Forberance	$308	$-	$308
Commercial loans
Forberance	723	-	723
Extension or other modification	-	226	226
Total trouble debt restructure loans	$1,031	$226	$1,257

	December 31, 2013
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Commercial loans
Forberance	$861	$-	$861
Total commercial	$861	$-	$861